Employee benefit plans (Tables)	9 Months Ended
Sep. 30, 2019
Employee benefit plans
Schedule of components of net periodic benefit cost

Net periodic benefit cost

in € THOUS

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2019	2018	2019	2018

Current service cost	7,634	5,427	22,539	19,059
Net interest cost	3,507	3,307	10,424	9,755
Net periodic benefit costs	11,141	8,734	32,963	28,814